Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010	May 02, 2009
Income Taxes [Line Items]
Deferred tax assets, NOLs	$ 57,773
Deferred tax assets, loss and credit carryovers	75,817	57,751
Unrecognized tax benefits, all of which, if recognized, would affect effective tax rate	17,032
Accrued interest and penalties included in unrecognized tax benefits	3,897	3,236
Unrecognized tax benefits	17,032	16,715	15,268	24,541
Additional net interest and penalties recognized in income tax expense	974
Subject To Utilization Limitations
Income Taxes [Line Items]
Net operating loss carryforwards	86,000
Net operating loss carryforwards, expiration dates	beginning in 2018 through 2022
Net operating loss carryforwards, limitation on utilization	6,700
Not Subject to Annual Limitation
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	Beginning in 2030 through 2031
Not Subject to Annual Limitation | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	37,000
Not Subject to Annual Limitation | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 134,000